Note 12 - c) Long-term debt, foreign (Detail) (USD $) In Millions	12 Months Ended
Dec. 31, 2010
Issuance of Debt 1 [Member]
Company	Petrobras
Date	Feb/2010
Amount	$ 2,000
Maturity	2019
Description	Financing obtained from the China Development Bank (CDB), with a cost of Libor plus spread of 2.8% p.a.
Issuance of Debt 2 [Member]
Company	Petrobras
Date	March/2010
Amount	2,000
Maturity	2019
Description	Financing obtained from the China Development Bank (CDB), with a cost of Libor plus spread of 2.8% p.a.
Issuance of Debt 3 [Member]
Company	PNBV
Date	Apr/2010
Amount	1,000
Maturity	2015
Description	Financing obtained from the Credit Agriclole and Investment Bank, at a rate of Libor plus spread of 1.625% p.a.
Issuance of Debt 4 [Member]
Company	PNBV
Date	Jul/2010
Amount	1,000
Maturity	2017
Description	Financing obtained from the Standard Chartered Bank, at a rate of Libor plus 1.79% p.a.
Issuance of Debt 5 [Member]
Company	PNBV
Date	Aug/2010
Amount	1,000
Maturity	2015
Description	Financing obtained from the Citibank, at a rate of Libor plus 1.61% p.a.
Issuance of Debt 6 [Member]
Company	PNBV
Date	Nov/2010
Amount	500
Maturity	2016
Description	Loan from Société Générale - Libor plus 1.62%p.a.
Issuance of Debt 7 [Member]
Company	PNBV
Date	Nov/2010
Amount	314
Maturity	2021
Description	Loan from Citibank and EKSPORTFINANS -
Total amount of issuance of debt [Member]
Amount	$ 7,814